PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 71.9% of Net Assets
Non-Convertible Bonds – 66.6%
	Aerospace & Defense – 3.5%
$85,000	Boeing Co. (The), 3.100%, 5/01/2026	$91,018
30,000	Boeing Co. (The), 3.250%, 2/01/2035	30,765
195,000	Boeing Co. (The), 3.550%, 3/01/2038	198,937
15,000	Boeing Co. (The), 3.625%, 3/01/2048	15,124
110,000	Boeing Co. (The), 3.750%, 2/01/2050	115,038
390,000	Boeing Co. (The), 3.850%, 11/01/2048	402,269
770,000	Boeing Co. (The), 3.950%, 8/01/2059	824,098
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)(a)(b)	84,349
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,688,036
4,535,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	4,169,660
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	122,189
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,270,127
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,855,663
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 1.956%, 2/15/2067, 144A(c)	1,917,202
770,000	TransDigm, Inc., 5.500%, 11/15/2027	809,501
625,000	TransDigm, Inc., 6.500%, 5/15/2025	642,187
55,000	TransDigm, Inc., 7.500%, 3/15/2027	58,713
3,020,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	3,338,006

		18,632,882

	Airlines – 3.7%
201,067	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	200,630
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	61,862
3,570,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	3,209,466
558,486	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	449,313
1,599,082	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,351,879

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Airlines – continued
$2,605,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	$3,004,216
19,701	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	19,627
2,230,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,397,250
1,516,382	U.S. Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,449,494
192,665	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	193,143
6,620,000	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	7,142,186

		19,479,066

	Automotive – 3.1%
1,000,000	Dana, Inc., 5.375%, 11/15/2027	1,060,000
5,860,000	Ford Motor Co., 4.750%, 1/15/2043	5,977,200
240,000	Ford Motor Co., 5.291%, 12/08/2046	250,800
400,000	General Motors Co., 5.200%, 4/01/2045	485,771
185,000	General Motors Co., 6.250%, 10/02/2043	249,559
2,700,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,760,750
3,375,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	3,434,062
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,267,922

		16,486,064

	Banking – 1.3%
3,345,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	3,842,937
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,198,128
1,780,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,958,601

		6,999,666

	Brokerage – 0.4%
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,153,870

	Building Materials – 0.7%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,433,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – continued
$525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	$555,188

		3,988,938

	Cable Satellite – 2.5%
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,979,119
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	394,975
4,891,000	DISH DBS Corp., 5.875%, 11/15/2024	5,128,385
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,926,417
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	199,205
3,718,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,880,663

		13,508,764

	Chemicals – 1.6%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,035,250
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,052,651
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	772,500
1,330,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,392,962

		8,253,363

	Construction Machinery – 0.1%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	351,450

	Consumer Cyclical Services – 0.4%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,213,453

	Diversified Manufacturing – 0.0%
260,000	General Electric Co., Series D, (fixed rate to 3/15/2021, variable rate thereafter), 5.000%(d)	241,865

	Electric – 0.5%
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,563,650

	Finance Companies – 7.5%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.987%, 1/15/2067, 144A(b)(c)(e)(f)	388,871
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,673,543
17,880,000	Navient Corp., MTN, 5.625%, 8/01/2033	17,164,800

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Finance Companies – continued
$5,345,000		Navient Corp., MTN, 6.125%, 3/25/2024	$5,705,787
325,000		Navient Corp., MTN, 7.250%, 1/25/2022	339,625
1,725,000		OneMain Finance Corp., 6.875%, 3/15/2025	2,003,156
1,535,000		OneMain Finance Corp., 7.125%, 3/15/2026	1,815,138
4,320,000		Owl Rock Capital Corp., 4.250%, 1/15/2026	4,550,379
4,815,000		Quicken Loans LLC, 5.250%, 1/15/2028, 144A	5,140,013

			39,781,312

		Financial Other – 0.4%
2,020,000		Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,121,000

		Food & Beverage – 0.4%
2,005,000		Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,160,728

		Gaming – 0.3%
1,570,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,797,886

		Government Owned - No Guarantee – 0.1%
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	376,366

		Healthcare – 8.6%
1,340,000		CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	1,447,548
2,485,000		CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	2,671,996
1,000,000		CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	1,052,480
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,289,981
4,660,000		HCA, Inc., 7.500%, 11/06/2033	6,477,400
3,875,000		HCA, Inc., MTN, 7.750%, 7/15/2036	5,008,438
4,745,000		Tenet Healthcare Corp., 5.125%, 5/01/2025	4,837,480
4,810,000		Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	5,011,924
5,520,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	5,920,200
10,334,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	10,902,370

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025	$940,622

		45,560,439

	Home Construction – 1.3%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,968,050
1,120,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,262,800
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	543,880
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	2,142,375

		6,917,105

	Independent Energy – 6.8%
165,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	168,414
654,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	727,575
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	598,490
3,070,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(a)(b)(g)	138,150
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,946,470
420,000	Continental Resources, Inc., 4.500%, 4/15/2023	433,062
335,000	Matador Resources Co., 5.875%, 9/15/2026	328,300
5,499,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	5,553,990
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(a)(b)(g)	6,899
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	4,002,487
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	594,663
430,000	Range Resources Corp., 4.875%, 5/15/2025	406,174
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	5,657,300
2,991,000	SM Energy Co., 10.000%, 1/15/2025, 144A	3,226,810
6,345,000	Southwestern Energy Co., 6.450%, 1/23/2025	6,598,800
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(a)(b)	5,454,950
90,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(a)(b)	72,000

		35,914,534

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Leisure – 0.1%
$525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	$530,460

	Life Insurance – 0.6%
280,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	426,899
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,621,345

		3,048,244

	Media Entertainment – 0.8%
3,527,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,764,932
225,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	235,649

		4,000,581

	Metals & Mining – 3.7%
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,757,737
5,720,000	Carpenter Technology Corp., 6.375%, 7/15/2028	6,312,271
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	4,098,435
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,730,550
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	208,250
1,690,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	1,808,300
3,055,000	United States Steel Corp., 6.650%, 6/01/2037	2,566,200

		19,481,743

	Midstream – 1.6%
5,360,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	5,693,285
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	126,750
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	2,453,653
885,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)(b)(d)(g)	283,288

		8,556,976

	Oil Field Services – 0.5%
3,410,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,568,600
3,760,000	Transocean, Inc., 6.800%, 3/15/2038	1,259,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Oil Field Services – continued
$250,000	Transocean, Inc., 7.500%, 4/15/2031	$86,875

		2,915,075

	Packaging – 0.7%
1,375,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	1,488,438
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,047,312

		3,535,750

	Property & Casualty Insurance – 2.4%
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.497%, 1/15/2033, 144A(c)(h)	672,000
2,835,000	MGIC Investment Corp., 5.250%, 8/15/2028	3,033,450
7,955,000	Radian Group, Inc., 6.625%, 3/15/2025	9,009,037

		12,714,487

	REITs - Diversified – 0.3%
1,215,000	iStar, Inc., 4.250%, 8/01/2025	1,199,812
275,000	iStar, Inc., 4.750%, 10/01/2024	278,438

		1,478,250

	REITs - Health Care – 0.4%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,930,706

	REITs - Hotels – 0.2%
45,000	Service Properties Trust, 3.950%, 1/15/2028	43,481
470,000	Service Properties Trust, 4.350%, 10/01/2024	464,125
135,000	Service Properties Trust, 4.500%, 6/15/2023	135,675
75,000	Service Properties Trust, 4.650%, 3/15/2024	74,250
60,000	Service Properties Trust, 4.750%, 10/01/2026	59,250
215,000	Service Properties Trust, 4.950%, 2/15/2027	216,075

		992,856

	Retailers – 1.4%
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	904,607
5,685,000	L Brands, Inc., 5.250%, 2/01/2028	5,932,752

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Retailers – continued
$740,000		Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	$795,500

			7,632,859

		Supermarkets – 0.1%
105,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	108,150
155,000		Safeway, Inc., 7.250%, 2/01/2031	181,479

			289,629

		Technology – 0.5%
2,685,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	2,832,675

		Transportation Services – 0.6%
70,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	71,050
3,285,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(a)(b)	2,974,896

			3,045,946

		Treasuries – 7.7%
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	649,464
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	8,795,003
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,772,559
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	459,396
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,945,196
1,575,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	186,222
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	947,639
25,410,000		U.S. Treasury Bond, 1.250%, 5/15/2050	23,051,634
2,030,000		U.S. Treasury Note, 1.500%, 11/30/2021	2,055,375

			40,862,488

		Wireless – 0.4%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,531,972
600,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	647,334

			2,179,306

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wirelines – 1.4%
$ 1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$1,251,449
1,115,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,188,869
540,000	Qwest Corp., 7.250%, 9/15/2025	638,550
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,695,633
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,906,500

		7,681,001

	Total Non-Convertible Bonds (Identified Cost $342,536,776)	353,211,433

Convertible Bonds – 4.8%
	Airlines – 0.0%
165,000	Southwest Airlines Co., 1.250%, 5/01/2025	239,663

	Cable Satellite – 2.7%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,555,312
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,623,767

		14,179,079

	Energy – 0.0%
4,275,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(b)(g)	192,375

	Oil Field Services – 0.4%
3,346,414	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(b)(e)(f)(i)(j)	2,083,143

	Pharmaceuticals – 1.1%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	472,158
4,660,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	4,869,700
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	578,182

		5,920,040

	REITs - Diversified – 0.2%
755,000	iStar, Inc., 3.125%, 9/15/2022	888,357

	Technology – 0.4%
245,000	Evolent Health, Inc., 3.500%, 12/01/2024, 144A	279,402
820,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,866,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Technology – continued
$ 33,000	Nuance Communications, Inc., 1.500%, 11/01/2035	$70,614

		2,216,754

	Total Convertible Bonds (Identified Cost $30,100,495)	25,719,411

Municipals – 0.5%
	Illinois – 0.5%
2,445,000	State of Illinois, 5.100%, 6/01/2033 (Identified Cost $2,406,450)	2,631,333

	Total Bonds and Notes (Identified Cost $375,043,721)	381,562,177

Senior Loans – 0.4%
	Chemicals – 0.1%
618,105	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(c)	618,105

	Independent Energy – 0.3%
1,247,440	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 11/01/2025(k)	1,351,913

	Total Senior Loans (Identified Cost $1,856,482)	1,970,018

Shares
Common Stocks – 13.5%
	Aerospace & Defense – 0.1%
918	Lockheed Martin Corp.	325,872

	Air Freight & Logistics – 0.1%
1,862	United Parcel Service, Inc., Class B	313,561

	Beverages – 0.1%
6,107	Coca-Cola Co. (The)	334,908

	Capital Markets – 0.1%
464	BlackRock, Inc.	334,795
4,897	Morgan Stanley	335,591

		670,386

	Chemicals – 0.1%
98,456	Hexion Holdings Corp., Class B(h)	1,273,036

	Communications Equipment – 0.1%
7,216	Cisco Systems, Inc.	322,916

	Diversified Telecommunication Services – 3.1%
580,365	AT&T, Inc.	16,691,297

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – 0.1%
3,631	Duke Energy Corp.	$332,454
4,371	NextEra Energy, Inc.	337,223

		669,677

	Electronic Equipment, Instruments & Components – 3.5%
535,766	Corning, Inc.	19,287,576

	Food & Staples Retailing – 0.1%
2,225	Walmart, Inc.	320,734

	Health Care Equipment & Supplies – 0.1%
3,002	Abbott Laboratories	328,689

	Health Care Providers & Services – 0.1%
1,059	Anthem, Inc.	340,034
965	UnitedHealth Group, Inc.	338,406

		678,440

	Hotels, Restaurants & Leisure – 0.1%
3,157	Starbucks Corp.	337,736

	Household Products – 0.1%
2,353	Procter & Gamble Co. (The)	327,396

	Insurance – 0.1%
3,336	Progressive Corp. (The)	329,864

	IT Services – 0.1%
1,231	Accenture PLC, Class A	321,549
1,823	Automatic Data Processing, Inc.	321,213

		642,762

	Machinery – 0.1%
1,203	Deere & Co.	323,667

	Media – 0.1%
67,175	Clear Channel Outdoor Holdings, Inc.(h)	110,839
6,408	Comcast Corp., Class A	335,779
20,777	iHeartMedia, Inc., Class A(h)	269,685

		716,303

	Metals & Mining – 0.1%
5,364	Newmont Corp.	321,250

	Oil Field Services – 0.0%
19,954	Pioneer Energy Services Corp.(b)(e)(f)(h)(i)	—

	Oil, Gas & Consumable Fuels – 0.6%
50,400	Battalion Oil Corp.(h)	418,320
3,743	Chevron Corp.	316,096
1,176	Frontera Energy Corp.	2,966
118,656	Lonestar Resources U.S., Inc.(b)(e)(f)(h)(i)	823,472
11,183	Paragon Offshore Ltd., Litigation Units, Class A(b)(e)(f)(h)(i)	—

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
16,774	Paragon Offshore Ltd., Litigation Units, Class B(h)(i)	$109,031
68,275	Whiting Petroleum Corp.(h)	1,706,875
15,513	Williams Cos., Inc. (The)	311,036

		3,687,796

	Pharmaceuticals – 4.1%
345,208	Bristol-Myers Squibb Co.	21,413,252
2,113	Johnson & Johnson	332,544
4,100	Merck & Co., Inc.	335,380

		22,081,176

	REITs - Diversified – 0.1%
1,472	American Tower Corp.	330,405

	Road & Rail – 0.1%
1,596	Union Pacific Corp.	332,319

	Software – 0.1%
321	iQor Holdings, Inc.(h)	3,563
1,468	Microsoft Corp.	326,513

		330,076

	Specialty Retail – 0.1%
1,200	Home Depot, Inc. (The)	318,744

	Technology Hardware, Storage & Peripherals – 0.1%
2,566	Apple, Inc.	340,483

	Total Common Stocks (Identified Cost $76,997,778)	71,637,069

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.1%
	Energy – 0.0%
15,716	Chesapeake Energy Corp., 5.000%(b)(e)(f)(h)	—
3,000	Chesapeake Energy Corp., 5.750%, 144A(b)(e)(f)(h)	—
30	Chesapeake Energy Corp., 5.750%(b)(e)(f)(h)	—
2,954	Chesapeake Energy Corp., 5.750%(b)(e)(f)(h)	—
160	Chesapeake Energy Corp., 5.750%, 144A(b)(e)(f)(h)	—

		—

	Midstream – 1.1%
116,254	El Paso Energy Capital Trust I, 4.750%	6,017,307

	Total Convertible Preferred Stocks (Identified Cost $10,813,621)	6,017,307

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.2%
	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	$64,768

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(h)	790,598

	REITs - Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	232,047

	Total Non-Convertible Preferred Stocks (Identified Cost $857,979)	1,087,413

	Total Preferred Stocks (Identified Cost $11,671,600)	7,104,720

Warrants – 0.0%
6,752	iHeartMedia, Inc., Expiration on 5/1/2039(e)(f)(h) (Identified Cost $153,515)	87,641

Principal Amount (‡)
Short-Term Investments – 12.0%
22,761,515	Central Bank of Iceland, 0.000%, (ISK)(c)(l)	178,130
37,540,954	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $37,540,954 on 1/04/2021 collateralized by $38,291,800 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $38,291,800 including accrued interest(m)	37,540,954
25,855,000	U.S. Treasury Bills, 0.091%, 1/28/2021(n)	25,854,009

	Total Short-Term Investments (Identified Cost $63,579,463)	63,573,093

	Total Investments – 99.1% (Identified Cost $529,302,559)	525,934,718
	Other assets less liabilities – 0.9%	4,803,914

	Net Assets – 100.0%	$530,738,632

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$9,206,907	1.7%	$3,383,127	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2020, the value of these securities amounted to $9,206,907 or 1.7% of net assets.
(b)	Illiquid security.
(c)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $3,383,127 or 0.6% of net assets.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.

(i)	Securities subject to restriction on resale. At December 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Lonestar Resources U.S., Inc.	12/01/2020	$823,473	*	$823,472	0.1%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	85,478		—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463		109,031	Less than 0.1%
Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	5/29/2020	3,104,415		2,083,143	0.4%
Pioneer Energy Services Corp.	5/29/2020	5,792,979		—	—

*	Represents basis assigned upon receipt in a taxable restructuring.
(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2020, interest payments were made in principal.
(k)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Security callable by issuer at any time. No specified maturity date.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $115,178,270 or 21.7% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 —  prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 —  prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$39,392,441	$388,871	(a)	$39,781,312
All Other Non-Convertible Bonds*	—	313,430,121	—		313,430,121

Total Non-Convertible Bonds	—	352,822,562	388,871		353,211,433

Convertible Bonds
Oil Field Services	—	—	2,083,143	(a)	2,083,143
All Other Convertible Bonds*	—	23,636,268	—		23,636,268

Total Convertible Bonds	—	23,636,268	2,083,143		25,719,411
Municipals	—	2,631,333	—		2,631,333

Total Bonds and Notes	—	379,090,163	2,472,014		381,562,177

Senior Loans*	—	1,970,018	—		1,970,018
Common Stocks
Chemicals	—	1,273,036	—		1,273,036
Oil Field Services	—	—	—	(b)	—
Oil, Gas & Consumable Fuels	2,755,293	109,031	823,472	(a)(b)	3,687,796
Software	326,513	3,563	—		330,076
All Other Common Stocks*	66,346,161	—	—		66,346,161

Total Common Stocks	69,427,967	1,385,630	823,472		71,637,069

Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(b)	—
Midstream	6,017,307	—	—		6,017,307

Total Convertible Preferred Stocks	6,017,307	—	—		6,017,307

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	232,047	—		232,047
All Other Non-Convertible Preferred Stocks*	855,366	—	—		855,366

Total Non-Convertible Preferred Stocks	855,366	232,047	—		1,087,413

Total Preferred Stocks	6,872,673	232,047	—		7,104,720

Warrants	—	—	87,641	(a)	87,641
Short-Term Investments	—	63,573,093	—		63,573,093

Total	$76,300,640	$446,250,951	$3,383,127		$525,934,718

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a) Fair valued by the Fund’s adviser.
(b) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$320,948		$126	$—	$67,797	$—	$—	$—	$—	$388,871		$67,797
Convertible Bonds
Oil Field Services	2,008,394		9,598	—	(10,264)	75,415	—	—	—	2,083,143		(10,264)
Common Stocks
Oil Field Services	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	823,472	—	—	—	823,472		—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Warrants	—		—	—	34,469	—	—	53,172	—	87,641		34,469

Total	$2,329,342		$9,724	$—	$92,002	$898,887	$—	$53,172	$—	$3,383,127		$92,002

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

Warrants valued at $53,172 were transferred from Level 2 to Level 3 during the period ended December 31, 2020. At September 30, 2020, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at December 31, 2020 (Unaudited)

Healthcare	8.6%
Treasuries	7.7
Finance Companies	7.5
Independent Energy	7.1
Pharmaceuticals	5.2
Cable Satellite	5.2
Metals & Mining	3.8
Airlines	3.7
Aerospace & Defense	3.6
Electronic Equipment, Instruments & Components	3.5
Diversified Telecommunication Services	3.1
Automotive	3.1
Midstream	2.7
Property & Casualty Insurance	2.4
Other Investments, less than 2% each	19.9
Short-Term Investments	12.0

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%